Working capital - Analysis of expected credit loss allowance for doubtful debts (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of trade and other receivables [line items]
Balance at beginning of the year	$ (6,502)
Balance at end of the year	(5,775)	$ (6,502)
Accumulated impairment | Trade receivables
Disclosure of trade and other receivables [line items]
Balance at beginning of the year	112	143	$ 154
Exchange differences	(3)	(10)	(12)
Income statement (release)/charge	8	(4)	28
Written off	(22)	(17)	(27)
Balance at end of the year	$ 95	$ 112	$ 143